Accounts Receivable - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 19,963	$ 2,786	¥ 11,975
Less: allowance for expected credit losses	(1,607)	(224)	(1,601)	$ (223)	¥ (37)
Accounts receivable and allowance for expected credit loss	¥ 18,356	$ 2,562	¥ 10,374